35. Financial Instruments (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial assets at fair value through profit or loss
DisclosureOfForeignExchangeRiskLineItems [Line Items]
Foreign exchange risk, baseline		R$ 89,555
Foreign exchange risk, projected scenario, probable	R$ (4,040)
Foreign exchange risk, projected scenario 1	(25,419)
Foreign exchange risk, projected scenario 2	(46,798)
Financial assets at fair value through profit or loss | Collaterals and escrow accounts - STN
DisclosureOfForeignExchangeRiskLineItems [Line Items]
Foreign exchange risk, baseline		89,555
Foreign exchange risk, projected scenario, probable	(4,040)
Foreign exchange risk, projected scenario 1	(25,419)
Foreign exchange risk, projected scenario 2	(46,798)
Financial liabilities
DisclosureOfForeignExchangeRiskLineItems [Line Items]
Foreign exchange risk, baseline		(316,657)
Foreign exchange risk, projected scenario, probable	14,286
Foreign exchange risk, projected scenario 1	(61,308)
Foreign exchange risk, projected scenario 2	(136,901)
Financial liabilities | Loans and financing STN
DisclosureOfForeignExchangeRiskLineItems [Line Items]
Foreign exchange risk, baseline		(104,751)
Foreign exchange risk, projected scenario, probable	4,726
Foreign exchange risk, projected scenario 1	(20,281)
Foreign exchange risk, projected scenario 2	(45,287)
Financial liabilities | Eletrobras (Itaipu)
DisclosureOfForeignExchangeRiskLineItems [Line Items]
Foreign exchange risk, baseline		(145,098)
Foreign exchange risk, projected scenario, probable	6,546
Foreign exchange risk, projected scenario 1	(28,092)
Foreign exchange risk, projected scenario 2	(62,731)
Financial liabilities | Acquisition of gas
DisclosureOfForeignExchangeRiskLineItems [Line Items]
Foreign exchange risk, baseline		R$ (66,808)
Foreign exchange risk, projected scenario, probable	3,014
Foreign exchange risk, projected scenario 1	(12,935)
Foreign exchange risk, projected scenario 2	R$ (28,883)